Note D - Loans and Allowance for Loan Losses (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Increase (Decrease) in Other Loans	$ 8,308
Change In Troubled Debt Restructurings	49.00%
Impaired Financing Receivable, Related Allowance	$ 98	$ 94	$ 2,981
Loans and Leases Receivable, Impaired, Commitment to Lend	$ 758	$ 846
Financing Receivable, Modifications, Number of Contracts	0	2	2
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down		$ 0
Allowance for Loan and Lease Losses, Period Increase (Decrease), Total			$ 11
Allowance for Loan and Lease Losses, Write-offs			11
Troubled Debt Restrucuturings Placed on Nonaccrual Status, Amount			$ 226
Financing Receivable, Modified During Period, Amount	$ 28,738	$ 29,331
Minimum Loan Balance For Loans Evaluated by Risk Categories	$ 500
Percentage of Loan Portfolio	100.00%	100.00%
Troubled Debt Restructurings [Member]
Impaired Financing Receivable, Related Allowance	$ 98	$ 94
Unsecured [Member]
Percentage of Loan Portfolio	5.02%	4.86%
Residential Portfolio Segment [Member]
Real Estate Acquired Through Foreclosure	$ 134	$ 262
Mortgage Loans in Process of Foreclosure, Amount	$ 2,375	$ 2,410
Percentage of Loan Portfolio	39.13%	40.19%
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 362
Percentage of Loan Portfolio	27.84%	27.74%